INVESTMENT IN ASSOCIATE (Details 1) - USD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investment In Associate
Balance	$ 1,735	$ 1,225
Additional investment		1,000
Share of (loss) income	(363)	270
Balance	$ 1,372	$ 2,495